UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield New
Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

	BlackRock MuniYield New Jersey Fund, Inc.
	Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New Jersey - 141.0%	Burlington County, New Jersey, Bridge Commission Revenue Bonds
	(Governmental Leasing Program), 5.25%, 8/15/12 (a)	$ 1,000	$ 1,076,620

	Delaware River Joint Toll Bridge Commission of New Jersey and
	Pennsylvania, Bridge Revenue Refunding Bonds, 5%, 7/01/21	2,010	1,939,449

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue
	Bonds, 6%, 1/01/19 (b)	7,860	8,038,736

	Essex County, New Jersey, Improvement Authority Revenue Bonds, Series
	A, 5%, 10/01/13 (a)(c)	2,620	2,823,024

	Garden State Preservation Trust of New Jersey, Capital Appreciation
	Revenue Bonds, Series B, 5.12%, 11/01/23 (b)(d)	6,860	2,956,866

	Garden State Preservation Trust of New Jersey, Capital Appreciation
	Revenue Bonds, Series B, 5.25%, 11/01/28 (b)(d)	4,540	1,413,574

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/22 (b)	4,300	4,488,211

	Gloucester County, New Jersey, Improvement Authority, Solid Waste
	Resource Recovery, Revenue Refunding Bonds (Waste Management Inc.
	Project), AMT, Series B, 7%, 12/01/29	1,180	1,186,348

	Gloucester County, New Jersey, Improvement Authority, Solid Waste
	Resource Recovery, Revenue Refunding Bonds (Waste Management Inc.
	Project), Series A, 6.85%, 12/01/29	2,000	2,006,640

	Hudson County, New Jersey, COP, Refunding, 6.25%, 12/01/16 (e)	1,500	1,618,905

	Hudson County, New Jersey, Improvement Authority, Facility Lease
	Revenue Refunding Bonds (Hudson County Lease Project),
	5.375%, 10/01/24 (c)(e)	4,500	4,222,710

	Jackson Township, New Jersey, School District, GO, 5%, 4/15/12 (a)(c)	6,840	7,273,040

	Middlesex County, New Jersey, Improvement Authority, County-
	Guaranteed Revenue Bonds (Golf Course Projects), 5.25%, 6/01/22	1,455	1,473,173

	Middlesex County, New Jersey, Improvement Authority, Senior Revenue
	Bonds (Heldrich Center Hotel/Conference Project),
	Series A, 5%, 1/01/20	655	500,001

	Middlesex County, New Jersey, Pollution Control Financing Authority,
	Revenue Refunding Bonds (Amerada Hess Corporation),
	6.05%, 9/15/34	125	100,002

	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	EDR	Economic Development Revenue Bonds
CABS	Capital Appreciation Bonds	GO	General Obligation Bonds
COP	Certificates of Participation	M/F	Multi-Family
EDA	Economic Development Authority	S/F	Single-Family

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Monmouth County, New Jersey, Improvement Authority, Governmental
Loan Revenue Refunding Bonds, 5%, 12/01/11 (a)(f)	$ 2,085	$ 2,217,460

Monmouth County, New Jersey, Improvement Authority, Governmental
Loan Revenue Refunding Bonds, 5%, 12/01/15 (f)	1,215	1,252,823

Monmouth County, New Jersey, Improvement Authority, Governmental
Loan Revenue Refunding Bonds, 5%, 12/01/16 (f)	1,280	1,285,389

Morristown, New Jersey, Parking Authority Revenue Bonds,
4.50%, 8/01/37 (e)	585	475,681

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625%, 6/15/19	1,720	1,468,519

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (g)	2,000	1,882,600

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (h)	1,895	1,470,710

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (h)	370	272,720

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34 (h)	755	563,872

New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25%,
6/01/24	1,425	1,276,458

New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25%,
6/01/32	685	585,298

New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village
Project), Series C, 5.50%, 1/01/28	1,500	1,107,135

New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship
Village), Series A, 5.50%, 1/01/18	1,250	1,080,275

New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship
Village), Series A, 5.50%, 1/01/25	3,500	2,664,025

New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester
Gardens at Ward Homestead Project), Series A,
5.75%, 11/01/24	2,500	2,110,650

New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester
Gardens at Ward Homestead Project), Series A,
5.80%, 11/01/31	2,000	1,590,420

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
7/01/33 (e)	14,000	13,117,160

New Jersey EDA, Revenue Bonds (Department of Human Services),
5%, 7/01/12	220	229,634

New Jersey EDA, Revenue Bonds (Saint Barnabas Project), Series A,
6.30%, 7/01/24 (d)(e)	3,850	1,479,170

New Jersey EDA, School Facilities Construction Revenue Bonds,
Series L, 5%, 3/01/30 (b)	5,800	5,458,786

New Jersey EDA, School Facilities Construction Revenue Bonds,
Series O, 5.25%, 3/01/23	2,400	2,410,080

New Jersey EDA, School Facilities Construction Revenue Bonds,
Series P, 5%, 9/01/15	3,000	3,147,660

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey EDA, School Facilities Construction Revenue Bonds, Series P,
5.25%, 9/01/16	$ 3,115	$ 3,275,796

New Jersey EDA, School Facilities Construction Revenue Bonds, Series U,
5%, 9/01/37 (f)	2,000	1,808,040

New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American
Water Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (f)	1,000	781,600

New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American
Water Company, Inc. Project), AMT, Series A, 6.875%, 11/01/34 (c)	6,670	6,730,630

New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water
of New Jersey, Inc.), Series B, 4.50%, 11/01/25 (f)	4,500	4,030,065

New Jersey Health Care Facilities Financing Authority, Health System
Revenue Bonds (Catholic Health East), Series A, 5.375%, 11/15/12 (a)	1,100	1,192,565

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Children's Specialized Hospital), Series A, 5.50%, 7/01/36	1,540	1,175,482

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Hunterdon Medical Center), Series A, 5.125%, 7/01/35	1,950	1,556,256

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Meridian Health), Series I, 5%, 7/01/38 (g)	1,000	895,060

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Pascack Valley Hospital Association), 6.625%, 7/01/36 (i)(j)	1,845	61,439

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Robert Wood University), 5.70%, 7/01/20 (f)	4,000	3,929,560

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Somerset Medical Center), 5.50%, 7/01/33	1,875	1,080,694

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(South Jersey Hospital System), 6%, 7/01/12 (a)	6,640	7,261,238

New Jersey Health Care Facilities Financing Authority Revenue Bonds
(Southern Ocean County Hospital), 5.125%, 7/01/31 (h)	2,000	1,487,560

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/12 (a)	1,060	1,137,952

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/12 (a)	500	545,285

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/17	520	529,121

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	1,125	1,044,090

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Capital Health System, Inc.), Series A, 5.75%, 7/01/23	1,650	1,477,196

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Meridian Health System Obligation Group),
5.25%, 7/01/19 (b)	1,500	1,445,895

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Meridian Health System Obligation Group),
5.375%, 7/01/24 (b)	2,250	2,186,055

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Meridian Health System Obligation Group),
5.25%, 7/01/29 (b)	$ 2,195	$ 1,706,788

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series A,
5%, 7/01/29	4,155	3,040,795

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B,
5.92%, 7/01/30 (d)	2,000	332,720

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B,
5.72%, 7/01/36 (d)	1,500	149,445

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Saint Barnabas Health Care System), Series B,
5.18%, 7/01/37 (d)	13,250	1,198,330

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (South Jersey Hospital System), 5%, 7/01/36	1,385	1,081,588

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (South Jersey Hospital System), 5%, 7/01/46	1,650	1,229,762

New Jersey State Educational Facilities Authority Revenue Bonds
(Georgian Court College Project), Series C, 6.50%, 7/01/13 (a)	2,000	2,278,300

New Jersey State Educational Facilities Authority Revenue Bonds (Rider
University), Series C, 5%, 7/01/37 (h)	1,750	1,352,925

New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
University), Series C, 5%, 7/01/14 (a)(e)	1,955	2,101,332

New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
University), Series C, 5.125%, 7/01/14 (a)(e)	2,165	2,340,841

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (College of New Jersey), Series D, 5%, 7/01/35 (b)	6,115	5,562,449

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Gregorian Court University), Series D, 5.25%, 7/01/37	1,000	808,680

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Montclair State University), Series L, 5%, 7/01/14 (a)(e)	5,305	5,702,079

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Ramapo College), Series I, 4.25%, 7/01/31 (f)	750	562,050

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Ramapo College), Series I, 4.25%, 7/01/36 (f)	810	581,450

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Rider University), 5%, 7/01/17 (h)	1,000	947,980

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Rider University), Series A, 5.50%, 7/01/23 (h)	1,255	1,151,801

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Rider University), Series A, 5.25%, 7/01/34 (h)	1,450	1,186,274

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Rowan University), Series B, 5%, 7/01/24 (g)	$ 1,800	$ 1,784,448

New Jersey State Educational Facilities Authority, Revenue Refunding
Bonds (Stevens Institute of Technology), Series A, 5%, 7/01/27	2,200	1,722,204

New Jersey State Higher Education Assistance Authority, Student Loan
Revenue Bonds, AMT, Series A, 5.30%, 6/01/17 (f)	3,170	3,061,142

New Jersey State Housing and Mortgage Finance Agency, Home Buyer
Revenue Bonds, AMT, Series CC, 5.80%, 10/01/20 (e)	4,515	4,485,878

New Jersey State Housing and Mortgage Finance Agency, Home Buyer
Revenue Bonds, AMT, Series U, 5.60%, 10/01/12 (e)	2,515	2,523,652

New Jersey State Housing and Mortgage Finance Agency, M/F Revenue
Bonds, AMT, Series A, 4.90%, 11/01/35 (c)	1,500	1,064,895

New Jersey State Housing and Mortgage Finance Agency Revenue Bonds,
Series AA, 6.50%, 10/01/38	2,160	2,180,261

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, AMT, Series U, 4.95%, 10/01/32	700	524,706

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Bonds, AMT, Series X, 4.85%, 4/01/16	3,605	3,531,999

New Jersey State Housing and Mortgage Finance Agency, S/F Housing
Revenue Refunding Bonds, AMT, Series T, 4.65%, 10/01/32	4,945	3,481,329

New Jersey State Transit Corporation, COP (Federal Transit Administration
Grants), Series B, 5.75%, 9/15/14	3,620	3,730,700

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series A, 5.50%, 12/15/21	3,525	3,604,559

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series C, 5.05%, 12/15/35 (d)(f)	4,140	787,801

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Bonds, Series D, 5%, 6/15/20	4,555	4,478,339

New Jersey State Transportation Trust Fund Authority, Transportation
System Revenue Refunding Bonds, Series B, 5.50%, 12/15/21 (e)	5,865	5,980,658

New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B,
5.15%, 1/01/35 (d)(f)	4,870	2,969,239

Newark, New Jersey, Housing Authority, Port Authority-Port Newark
Marine Terminal, Additional Rent-Backed Revenue Refunding Bonds (City
of Newark Redevelopment Projects), 4.375%, 1/01/37 (e)	3,225	2,581,677

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
4.739%, 7/01/33 (b)(k)	1,575	1,110,722

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
4.744%, 7/01/34 (b)(k)	1,925	1,346,595

Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
93rd Series, 6.125%, 6/01/94	5,000	5,196,200

	BlackRock MuniYield New Jersey Fund, Inc.
	Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.25%, 11/01/35	$ 3,765	$ 3,281,348

	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds,
	CABS, Series A, 4.87%, 9/01/31 (d)(e)	6,000	1,414,080

	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
	State Office Building Project), 5.375%, 8/15/28 (b)	500	503,265

	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
	State Office Building Project), 5.25%, 8/15/38 (b)	500	478,220

	South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
	4.75%, 1/01/18	4,280	4,201,804

	South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
	4.85%, 1/01/19	2,485	2,418,725

	South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
	5%, 1/01/20	2,000	1,946,480

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Bonds, 7%, 6/01/13 (a)	3,010	3,470,319

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Bonds, 5.75%, 6/01/32	1,820	1,939,192

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Refunding Bonds, Series 1A, 5%, 6/01/41	2,500	1,343,775

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Refunding Bonds, Series 1B, 5.65%, 6/01/41 (d)	5,100	214,863

	Union County, New Jersey, Utilities Authority, Senior Lease Revenue
	Refunding Bonds (Ogden Martin System of Union, Inc.), AMT, Series A,
	5.375%, 6/01/17 (f)	1,585	1,484,543

	Union County, New Jersey, Utilities Authority, Senior Lease Revenue
	Refunding Bonds (Ogden Martin System of Union, Inc.), AMT, Series A,
	5.375%, 6/01/18 (f)	1,175	1,083,068

	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series
	A, 5.50%, 12/01/18 (f)	945	940,407

	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series
	A, 5.50%, 12/01/19 (f)	1,900	1,865,325

	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series
	A, 5.50%, 12/01/20 (f)	1,870	1,808,253

	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series
	A, 5.50%, 12/01/21 (f)	1,435	1,373,395

			251,125,058

Puerto Rico - 7.5%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (g)	3,000	2,808,150

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
	5.50%, 7/01/38	2,525	2,176,878

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	$ 1,100	$ 1,028,280

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico
	Project), AMT, 6.625%, 6/01/26	1,900	1,693,299

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (University Plaza Project), Series A, 5%,
	7/01/33 (e)	2,500	2,018,450

	Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/21 (b)	3,750	3,562,313

			13,287,370

U.S. Virgin	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 2.4%	(Hovensa Coker Project), AMT, 6.50%, 7/01/21	3,500	2,901,290

	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
	(Hovensa Refinery), AMT, 5.875%, 7/01/22	1,900	1,459,105

			4,360,395

	Total Municipal Bonds - 150.9%		268,772,823

	Municipal Bonds Transferred to Tender Option Bond Trusts (l)

New Jersey - 8.5%	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (b)	5,460	5,923,281

	New Jersey State Housing and Mortgage Finance Agency, Capital Fund
	Program Revenue Bonds, Series A, 4.70%, 11/01/25 (b)	7,175	6,153,748

	Port Authority of New York and New Jersey, Consolidated Revenue
	Refunding Bonds, AMT, 152nd Series, 5.75%, 11/01/30	3,300	3,145,791

	Total Municipal Bonds Transferred to Tender Option
	Bond Trusts - 8.5%		15,222,820

	Total Long-Term Investments (Cost - $309,618,685) - 159.4%		283,995,643

	Short-Term Securities	Shares
	CMA New Jersey Municipal Money Fund, 1.61% (m)(n)	6,844,338	6,844,338

	Total Short-Term Securities (Cost - $6,844,338) - 3.8%		6,844,338
	Total Investments (Cost - $316,463,023*) - 163.2%		290,839,981
	Other Assets Less Liabilities - 1.2%		2,112,491
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (5.6)%		(10,017,921)
	Preferred Shares, at Redemption Value - (58.8)%		(104,769,015)
	Net Assets Applicable to Common Shares - 100.0%		$ 178,165,536

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 306,628,378
Gross unrealized appreciation	$ 4,031,313
Gross unrealized depreciation	(29,664,710)
Net unrealized depreciation	$ (25,633,397)

BlackRock MuniYield New Jersey Fund, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	FSA Insured.

(c)	FGIC Insured.

(d)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(e)	MBIA Insured.

(f)	AMBAC Insured.

(g)	Assured Guaranty Insured.

(h)	Radian Insured.

(i)	Non-income producing security.

(j)	Issuer filed for bankruptcy or is in default of interest payments.

(k)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(l)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	4,431,800	$29,096

(n)	Represents the current yield as of report date.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 6,844,338
Level 2	283,995,643
Level 3	-

Total	$ 290,839,981

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 19, 2008